UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Mid Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 9/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—18.0%
Auto Components—3.5%
Dana Holding Corp.	3,639,667	$69,772,416
Delphi Automotive plc	969,070	59,442,754
		129,215,170

Hotels, Restaurants & Leisure—1.4%
Dunkin’ Brands Group, Inc.	1,166,745	52,293,511

Household Durables—1.3%
Toll Brothers, Inc.[1]	1,524,159	47,492,794

Media—3.6%
CBS Outdoor Americas, Inc.	1,017,770	30,472,034
Imax Corp.[1]	2,918,220	80,134,321
Lamar Advertising Co., Cl. A	487,100	23,989,675
		134,596,030

Specialty Retail—5.2%
O’Reilly Automotive, Inc.[1]	288,450	43,371,342
Ross Stores, Inc.	651,960	49,275,137
Sally Beauty Holdings, Inc.[1]	1,471,900	40,285,903
Signet Jewelers Ltd.	503,740	57,381,023
		190,313,405

Textiles, Apparel & Luxury Goods—3.0%
Fossil Group, Inc.[1]	515,961	48,448,738
PVH Corp.	514,811	62,369,353
		110,818,091

Consumer Staples—2.1%
Food & Staples Retailing—0.5%
Rite Aid Corp.[1]	3,723,671	18,022,568

Food Products—1.6%
Flowers Foods, Inc.	3,185,051	58,477,536

Energy—9.2%
Energy Equipment & Services—3.2%
National Oilwell Varco, Inc.	1,524,930	116,047,173

	Shares	Value
Oil, Gas & Consumable Fuels—6.0%
Noble Energy, Inc.	1,717,050	$117,377,538
Western Refining, Inc.	2,501,570	105,040,924
		222,418,462

Financials—19.0%
Commercial Banks—5.4%
CIT Group, Inc.	1,206,320	55,442,467
Comerica, Inc.	873,710	43,563,181
Commerce Bancshares, Inc.	838,540	37,436,618
Huntington Bancshares, Inc.	6,434,703	62,609,660
		199,051,926

Consumer Finance—1.7%
Discover Financial Services	996,010	64,133,084

Diversified Financial Services—2.2%
CME Group, Inc., Cl. A	997,544	79,758,630

Insurance—5.4%
AmTrust Financial Services, Inc.	480,223	19,122,480
FNF Group	3,576,060	99,199,905
Genworth Financial, Inc., Cl. A1	3,388,470	44,388,957
Lincoln National Corp.	721,185	38,641,092
		201,352,434

Real Estate Investment Trusts (REITs)—4.3%
Digital Realty Trust, Inc.	572,613	35,719,599
Mid-America Apartment Communities, Inc.	631,784	41,476,620
Redwood Trust, Inc.	1,050,840	17,422,927
Starwood Property Trust, Inc.	2,957,876	64,954,957
		159,574,103

1	OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care—12.8%
Biotechnology—1.9%
BioMarin Pharmaceutical, Inc.[1]	354,740	$25,598,039
Celldex Therapeutics, Inc.[1]	796,420	10,321,603
Incyte Corp.[1]	468,200	22,965,210
Puma Biotechnology, Inc.[1]	51,000	12,167,070
		71,051,922

Health Care Equipment & Supplies—0.5%
DexCom, Inc.[1]	422,401	16,891,816

Health Care Providers & Services—5.8%
Centene Corp.[1]	498,442	41,226,138
Envision Healthcare Holdings, Inc.[1]	1,456,560	50,513,501
HealthSouth Corp.	773,634	28,547,094
Omnicare, Inc.	507,393	31,590,288
Universal Health Services, Inc., Cl. B	600,510	62,753,295
		214,630,316

Health Care Technology—1.0%
HMS Holdings Corp.[1]	2,053,552	38,709,455

Life Sciences Tools & Services—0.7%
Illumina, Inc.[1]	162,684	26,667,161

Pharmaceuticals—2.9%
Actavis plc[1]	306,970	74,065,722
Salix Pharmaceuticals Ltd.[1]	201,013	31,406,271
		105,471,993

Industrials—12.2%
Airlines—0.8%
United Continental Holdings, Inc.[1]	640,830	29,984,436

Commercial Services & Supplies—4.1%
Waste Connections, Inc.	3,100,678	150,444,896

	Shares	Value
Electrical Equipment—0.4%
Generac Holdings, Inc.[1]	395,840	$16,047,354

Machinery—0.7%
Joy Global, Inc.	478,529	26,098,972

Professional Services—2.7%
On Assignment, Inc.[1]	704,950	18,927,907
Robert Half International, Inc.	1,630,440	79,891,560
		98,819,467

Road & Rail—2.1%
Genesee & Wyoming, Inc., Cl. A1	591,830	56,407,317
Old Dominion Freight Line, Inc.[1]	308,947	21,824,016
		78,231,333

Trading Companies & Distributors—1.4%
NOW, Inc.[1]	1,691,273	51,431,612

Information Technology—15.5%
Internet Software & Services—0.7%
Pandora Media, Inc.[1]	1,062,610	25,672,658

IT Services—2.7%
Amdocs Ltd.	496,465	22,777,814
Xerox Corp.	5,751,380	76,090,757
		98,868,571

Semiconductors & Semiconductor Equipment—6.4%
Applied Materials, Inc.	3,498,340	75,599,128
Cavium, Inc.[1]	696,600	34,641,918
Skyworks Solutions, Inc.	2,209,544	128,264,029
		238,505,075

Software—4.4%
Fortinet, Inc.[1]	2,444,976	61,772,319
Guidewire Software, Inc.[1]	1,539,735	68,271,850
ServiceNow, Inc.[1]	567,440	33,354,123
		163,398,292

2	OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Technology Hardware, Storage & Peripherals—1.3%
Western Digital Corp.	492,182	$47,899,152

Materials—5.9%
Chemicals—1.9%
Eastman Chemical Co.	671,530	54,320,062
International Flavors & Fragrances, Inc.	146,430	14,039,708
		68,359,770

Construction Materials—1.3%
Eagle Materials, Inc.	456,900	46,526,127

Containers & Packaging—1.7%
Packaging Corp. of America	992,062	63,313,397

Metals & Mining—1.0%
Alcoa, Inc.	2,352,100	37,845,289

	Shares	Value
Utilities—2.0%
Electric Utilities—1.5%
Exelon Corp.	1,678,882	$ 57,233,088

Water Utilities—0.5%
Aqua America, Inc.	769,472	18,105,676
Total Common Stocks (Cost $2,868,892,495)		3,573,772,745

Investment Company—3.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $134,768,118)	134,768,118	134,768,118
Total Investments, at Value (Cost $3,003,660,613)	100.3%	3,708,540,863
Net Other Assets (Liabilities)	(0.3)	(9,306,810)

Net Assets	100.0%	$ 3,699,234,053

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of September 30, 2014.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended September 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares June 30, 2014	Gross Additions	Gross Reductions	Shares September 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	135,970,960	333,867,618	335,070,460	134,768,118

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$ 134,768,118	$ 24,196

3	OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Oppenheimer Main Street Mid Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

4	OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

5	OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

6	OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$664,729,001	$—	$—	$ 664,729,001
Consumer Staples	76,500,104	—	—	76,500,104
Energy	338,465,635	—	—	338,465,635
Financials	703,870,177	—	—	703,870,177
Health Care	473,422,663	—	—	473,422,663
Industrials	451,058,070	—	—	451,058,070
Information Technology	574,343,748	—	—	574,343,748
Materials	216,044,583	—	—	216,044,583
Utilities	75,338,764	—	—	75,338,764
Investment Company	134,768,118	—	—	134,768,118

Total Assets	$3,708,540,863	$—	$—	$ 3,708,540,863

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2014 are noted below. The primary difference

7	OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Federal Taxes (Continued)

between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,007,633,053

Gross unrealized appreciation	$764,356,957
Gross unrealized depreciation	(63,449,147)

Net unrealized appreciation	$700,907,810

8	OPPENHEIMER MAIN STREET MID CAP FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Mid Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 11/10/2014